Segment Reporting - Net Income By Segment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Revenue:
Total income	$ 58,047		$ 19,970
Operating Expenses:
Compensation and employee benefits	63,172		13,560
Systems, technology and telephone	3,828		1,440
Sales, distribution, and marketing	526		218
Occupancy costs	3,180		968
Professional fees	22,884		1,415
Travel and entertainment	1,946		267
Depreciation and amortization	4,517		610
General, administrative, and other	1,432		318
Total operating expenses	101,485		18,796
Operating Income (Loss)	(43,438)		1,174
Gain (loss) on investments	3,149		(19)
Gain (loss) on warrant liability	(12,942)		0
Gain (loss) on earn-out liability	(29,206)	$ (29,200)	0
Interest and dividend income (expense)	(3,261)		(74)
Other income	58		(2)
Income (loss) before taxes	(85,640)		1,079
Income tax (expenses) benefit	(4,650)		(193)
Net income (loss)	(90,290)		886
Asset Management Segment [Member]
Revenue:
Total income	26,515
Operating Expenses:
Compensation and employee benefits	27,262
Systems, technology and telephone	1,193
Sales, distribution, and marketing	250
Occupancy costs	1,205
Professional fees	12,257
Travel and entertainment	990
Depreciation and amortization	2,739
General, administrative, and other	454
Total operating expenses	46,350
Operating Income (Loss)	(19,835)
Gain (loss) on investments	4,122
Gain (loss) on warrant liability	(6,471)
Gain (loss) on earn-out liability	(14,603)
Interest and dividend income (expense)	(1,753)
Other income	0
Income (loss) before taxes	(38,540)
Income tax (expenses) benefit	(2,325)
Net income (loss)	(40,865)
Wealth Management Segment [Member]
Revenue:
Total income	31,532
Operating Expenses:
Compensation and employee benefits	35,910
Systems, technology and telephone	2,635
Sales, distribution, and marketing	276
Occupancy costs	1,975
Professional fees	10,627
Travel and entertainment	956
Depreciation and amortization	1,778
General, administrative, and other	978
Total operating expenses	55,135
Operating Income (Loss)	(23,603)
Gain (loss) on investments	(973)
Gain (loss) on warrant liability	(6,471)
Gain (loss) on earn-out liability	(14,603)
Interest and dividend income (expense)	(1,508)
Other income	58
Income (loss) before taxes	(47,100)
Income tax (expenses) benefit	(2,325)
Net income (loss)	(49,425)
Management/Advisory fees
Revenue:
Total income	46,470		19,970
Management/Advisory fees | Asset Management Segment [Member]
Revenue:
Total income	14,976
Management/Advisory fees | Wealth Management Segment [Member]
Revenue:
Total income	31,494
Incentive fees
Revenue:
Total income	577		0
Incentive fees | Asset Management Segment [Member]
Revenue:
Total income	577
Incentive fees | Wealth Management Segment [Member]
Revenue:
Total income	0
Distributions from investments
Revenue:
Total income	10,030		0
Distributions from investments | Asset Management Segment [Member]
Revenue:
Total income	10,030
Distributions from investments | Wealth Management Segment [Member]
Revenue:
Total income	0
Other income/fees
Revenue:
Total income	970		$ 0
Other income/fees | Asset Management Segment [Member]
Revenue:
Total income	932
Other income/fees | Wealth Management Segment [Member]
Revenue:
Total income	$ 38